PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total

Balance at January 1, 2021	$9,289	$8,697	$4,321	$8,593	$30,900
Additions, net of disposals	478	434	423	429	1,764
Acquisitions through business combinations(1)	180	134	9,865	—	10,179
Assets held by subsidiaries disposed during the period(2)	(2,300)	(15)	—	—	(2,315)
Non-cash additions (disposals)(3)	34	(107)	88	(532)	(517)
Net foreign currency exchange differences	(116)	(145)	165	(166)	(262)
Balance at December 31, 2021	$7,565	$8,998	$14,862	$8,324	$39,749
Additions, net of disposals	218	274	427	233	1,152
Acquisitions through business combinations(1)	—	—	—	33	33
Non-cash (disposals) additions	(105)	(2)	(6)	38	(75)
Assets reclassified as held for sale	—	(8)	—	—	(8)
Net foreign currency exchange differences	(535)	(292)	(294)	(411)	(1,532)
Balance at June 30, 2022	$7,143	$8,970	$14,989	$8,217	$39,319

Accumulated depreciation:
Balance at January 1, 2021	$(1,613)	$(1,404)	$(356)	$(263)	$(3,636)
Depreciation expense	(352)	(481)	(270)	(419)	(1,522)
Disposals	19	9	17	—	45
Assets held by subsidiaries disposed during the period(2)	663	12	—	—	675
Non-cash disposals	—	140	3	45	188
Net foreign currency exchange differences	11	56	(16)	8	59
Balance at December 31, 2021	$(1,272)	$(1,668)	$(622)	$(629)	$(4,191)
Depreciation expense	(160)	(232)	(208)	(195)	(795)
Assets reclassified as held for sale	—	4	—	—	4
Non-cash disposals	—	10	3	5	18
Net foreign currency exchange differences	93	86	24	32	235
Balance at June 30, 2022	$(1,339)	$(1,800)	$(803)	$(787)	$(4,729)

Accumulated fair value adjustments:
Balance at January 1, 2021	$2,934	$1,048	$338	$—	$4,320
Fair value adjustments	134	48	70	—	252
Net foreign currency exchange differences	(26)	(50)	—	—	(76)
Assets held by subsidiaries disposed during the period(2)	(1,399)	—	—	—	(1,399)
Balance at December 31, 2021	$1,643	$1,046	$408	$—	$3,097
Net foreign currency exchange differences	(155)	(62)	(1)	—	(218)
Balance at June 30, 2022	$1,488	$984	$407	$—	$2,879

Net book value:
December 31, 2021	$7,936	$8,376	$14,648	$7,695	$38,655
June 30, 2022(4)	$7,292	$8,154	$14,593	$7,430	$37,469
1.Refer to Note 6 , Acquisition of Businesses, for further details.
2.Refer to Note 5, Disposition of Businesses, for further details.
3.Non-cash disposals within the data segment primarily relates to revisions to the purchase price allocation at our telecom tower operation in India.
4.Includes right-of-use assets of $118 million in our utilities segment, $1,044 million in our transport segment, $369 million in our midstream segment and $2,174 million in our data segment. Current lease liabilities of $404 million have been included in accounts payable and other and non-current lease liabilities of $3,242 million have been included in other liabilities in the Consolidated Statement of Financial Position.
The partnership’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2021. Brookfield Infrastructure determined fair value under the income method or on a depreciated replacement cost basis. The partnership’s right-of-use assets recorded as property, plant, and equipment are measured using the cost model. Assets under development are revalued where fair value could be reliably measured.